Related and Interested Parties (Details 1) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
General and administrative expenses
Disclosure of transactions between related parties [line items]
Salaries, wages and related expenses	$ 321	$ 307	$ 486
Legal and professional services	230	222	369
Share-based payments	132	375	482
Sales and Marketing expenses
Disclosure of transactions between related parties [line items]
Salaries, wages and related expenses	172	52	126
Legal and professional services	0	17	16
Share-based payments	74	185	44
Research and Development Expenses
Disclosure of transactions between related parties [line items]
Salaries, wages and related expenses	109	133	259
Share-based payments	$ 38	$ 10	$ 51